Project debt, Movement in project debt, split between cash and non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Project debt [Abstract]
Beginning balance	$ 4,852,348	$ 5,091,114
Cash flow	(254,495)	(531,726)
Non-cash changes	639,763	292,960
Ending balance	$ 5,237,614	$ 4,852,348